Goodwill and Intangible Assets, Net - Summary of Goodwill Balances Allocated by Operating Segment (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 194,779	$ 195,474	$ 206,319	$ 184,156
Mexico [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	7,371	7,371
United States [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	152,486	152,486
Spain [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	10,270	10,000
United Kingdom [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	6,367	6,335
France [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	4,154	4,796
Czech Republic [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	589	709
Colombia [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	5,874	6,146
Dominican Republic [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	264	279
Caribbean TCL [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	2,042	2,027
Others South, Central America and the Caribbean [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	972	985
Philippines [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	1,751	1,817
United Arab Emirates [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	1,885	1,769
Egypt [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	232	232
Other countries [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 522	$ 522